Exhibit 99.10

Client Name:	NewPenn
Client Project Name:	NewPenn SCOT 2016 -1
Start - End Dates:	10/24/2016 - 10/28/2016
Deal Loan Count:	1
Report Run Date:	11/2/2016 12:23 PM

Rating Agency ATR QM Data Fields

Loans in Report:	1

Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Residual Income Analysis in File	ATR/QM Residual Income	Loan Status	Sample Group
xxx	QM: Safe Harbor	No	Yes	xxx	Not Applicable	No	Yes	840	10/27/2015	4.268	Employed	(No Data)	U.S. Citizen	(No Data)	No	0	Complete	NEWPENN10.16 SELECTED NOV2

©2016 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.